Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)				12 Months Ended
	Sep. 17, 2015 $ / d Unit	Mar. 11, 2015 $ / d Unit	Oct. 28, 2014 Unit	Dec. 31, 2015 $ / d Unit
OOCL [Member] | OOCL Tianjin [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit			8,063	8,063
Year Built				2005
Purchase Date by GSL				2014-10
Charter Remaining Duration (years)				2 years
Daily Charter Rate | $ / d				34,500
OOCL [Member] | OOCL Qingdao [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063		8,063
Year Built				2004
Purchase Date by GSL				2015-03
Charter Remaining Duration (years)				2 years 3 months
Daily Charter Rate | $ / d		34,500		34,500
OOCL [Member] | OOCL Ningbo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit	8,063			8,063
Year Built				2004
Purchase Date by GSL				2015-09
Charter Remaining Duration (years)				2 years 9 months
Daily Charter Rate | $ / d	34,500			34,500
CMA CGM [Member] | CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,262
Year Built				1999
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				4 years
Daily Charter Rate | $ / d				15,300
CMA CGM [Member] | CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,262
Year Built				1999
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				4 years
Daily Charter Rate | $ / d				15,300
CMA CGM [Member] | Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,207
Year Built				2003
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				2 years
Daily Charter Rate | $ / d				18,465
CMA CGM [Member] | Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,207
Year Built				2002
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				2 years
Daily Charter Rate | $ / d				18,465
CMA CGM [Member] | Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,207
Year Built				2002
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				2 years
Daily Charter Rate | $ / d				18,465
CMA CGM [Member] | Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,207
Year Built				2002
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				2 years
Daily Charter Rate | $ / d				18,465
CMA CGM [Member] | CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,272
Year Built				2001
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				4 years
Daily Charter Rate | $ / d				15,300
CMA CGM [Member] | CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				2,272
Year Built				2001
Purchase Date by GSL				2007-12
Charter Remaining Duration (years)				4 years
Daily Charter Rate | $ / d				15,300
CMA CGM [Member] | CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				5,089
Year Built				2007
Purchase Date by GSL				2008-01
Charter Remaining Duration (years)				5 years
Daily Charter Rate | $ / d				33,750
CMA CGM [Member] | CMA CGM Chateau d'lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				5,089
Year Built				2007
Purchase Date by GSL				2008-01
Charter Remaining Duration (years)				5 years
Daily Charter Rate | $ / d				33,750
CMA CGM [Member] | CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				11,040
Year Built				2008
Purchase Date by GSL				2008-12
Charter Remaining Duration (years)				10 years
Daily Charter Rate | $ / d				47,200
CMA CGM [Member] | CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				4,298
Year Built				2006
Purchase Date by GSL				2008-12
Charter Remaining Duration (years)				7 years
Daily Charter Rate | $ / d				25,350
CMA CGM [Member] | CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				4,045
Year Built				2006
Purchase Date by GSL				2008-12
Charter Remaining Duration (years)				7 years
Daily Charter Rate | $ / d				25,350
CMA CGM [Member] | CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				4,045
Year Built				2006
Purchase Date by GSL				2008-12
Charter Remaining Duration (years)				7 years
Daily Charter Rate | $ / d				25,350
CMA CGM [Member] | CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit				6,621
Year Built				2001
Purchase Date by GSL				2009-08
Charter Remaining Duration (years)				5 years 9 months
Daily Charter Rate | $ / d				34,000